Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Statement of Compliance
Statement of Compliance
These unaudited condensed consolidated interim financial statements as of and for the three and nine months ended September 30, 2021 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2020.

Functional and reporting currency
Functional and reporting currency
These unaudited condensed consolidated interim financial statements are presented in United States Dollars (“USD” or “$”), which is the Company’s functional currency and the Group’s reporting currency.

Use of estimates and judgements
Use of estimates and judgements
The preparation of the unaudited condensed consolidated interim financial statements in conformity with IAS 34 requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.
Estimates are based on management’s knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
In preparing these unaudited condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty included those that applied to the consolidated financial statements for the year ended December 31, 2020. In addition, significant judgements were required in implementing the Company’s revenue recognition accounting policy as set out in note 3, “Significant accounting policies”. In particular, significant judgement was required in determining the Company’s gross-to-net (“GTN”) sales adjustments and reversals of previously recorded impairment charges related to inventory costs. Significant judgements were also used in the model to estimate the total amount of future payments and the timing of such associated with the royalty purchase agreement with HealthCare Royalty Partners (“HCR”). In particular, significant judgements were made by the Company based on revenue projections as well as the achievement of certain milestones associated with the royalty purchase agreement with HCR. Further information with respect to the model, judgements and assumptions are set out in note 15, “Deferred royalty obligation”.

Selling and marketing ("S&M") expenses	Selling and marketing (“S&M”) expensesS&M expenses relate to the build-out of the commercial organization as the Company prepared for the launch of ZYNLONTA (formerly known as loncastuximab tesirine or Lonca). Prior to December 31, 2020, S&M expenses were reported within General and administrative (“G&A”) expenses within the unaudited condensed consolidated interim statement of operations. The unaudited condensed consolidated interim statement of operations and notes thereto for the period ended September 30, 2020 have been recast to conform S&M expenses to the current period presentation. The Company began presenting S&M expenses for the year ended December 31, 2020 in the Company’s annual report on Form 20-F.
Revenue Recognition
Revenue Recognition
Upon the April 23, 2021 FDA approval of ZYNLONTA for the treatment of relapsed or refractory DLBCL, the Company began generating revenue from the sale of its product candidates. In previous years, the Company had generated only service revenues from a license and collaboration arrangement.
Revenue from the sale of products is recognized in a manner that depicts the transfer of those promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for these goods or services. To achieve this core principle, the Company follows a five-step model: (i) identify the customer contract; (ii) identify the contract’s performance obligation; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognize revenue when, or as, a performance obligation is satisfied.
Revenue is also reduced for GTN sales adjustments, which may include government rebates, chargebacks, distributor service fees, other rebates and administrative fees, sales returns and allowances and sales discounts. GTN sales adjustments involve significant estimates and judgment after considering factors including legal interpretations of applicable laws and regulations, historical experience and drug product analogs in the absence of Company experience, payer channel mix, current contract prices under applicable programs, unbilled claims and processing time lags and inventory levels in the distribution channel. The Company also uses information from external sources to identify prescription trends, patient demand, average selling prices and sales return and allowance data for analog drug products. The Company’s estimates are subject to inherent limitations of estimates that rely on third-party information, as certain third-party information was itself in the form of estimates, and reflect other limitations including lags between the date as of which third-party information is generated and the date on which the Company receives third-party information. Estimates will be assessed each period and adjusted as required to revise information or actual experience.
Cost of product sales
Cost of product sales primarily includes direct and indirect costs relating to the manufacture of ZYNLONTA from third-party providers of manufacturing, distribution and logistics, intangible asset amortization expense, and royalties to a collaboration partner based on net product sales of ZYNLONTA. Inventory amounts written down as a result of excess or obsolescence are charged to Cost of product sales.
Accounts Receivable
Accounts receivable arise from product sales and consists of amounts due from customers, net of customer allowances for chargebacks, product returns and estimated credit losses. Upon the launch of ZYNLONTA, the Company’s contracts with customers have initial payment terms that range from 30 to 150 days. When determining customer allowances for estimated credit losses, the Company analyzes accounts that are past due, the creditworthiness of its customers, current economic conditions and, when sufficient historical data becomes available, actual credit losses incurred by the Company. As of September 30, 2021, the Company determined an allowance for expected credit losses was not required based upon the assessment performed.
Inventory
Prior to receiving FDA approval of ZYNLONTA, the Company had written down inventory costs relating to the manufacture of ZYNLONTA to a net realizable value of zero. The Company believed that capitalization of inventory costs associated with certain products prior to regulatory approval of such products, or for inventory produced in new production facilities, was only appropriate when management considered it highly probable that pre-approval inventory costs would be recoverable through future sales of the drug product. The determination to capitalize was based on the particular facts and circumstances related to the expected regulatory approval of the product or production facility being considered and, accordingly, the time frame within which the determination was made varied from product to product. The impairment charges were recorded as Research and development (“R&D”) expenses in the Company’s condensed consolidated interim statement of operations. Upon the receipt of FDA approval for ZYNLONTA during the quarter ended June 30, 2021, the
Company reversed KUSD 6,752 of previously recorded impairment charges. During the quarter ended September 30, 2021, the Company reversed an additional KUSD 297 of previously recorded impairment charges. The reversal of previously recorded impairment charges was based on a number of factors existing at that time, including the existence of inventory on hand and estimated demand, as well as expiration dating. The reversal of impairment charges was recorded as a gain to R&D expenses in the Company’s unaudited condensed consolidated interim statement of operations. The amount of the impairment reversal may increase in future periods based on future enhancements that may extend the shelf life of the components used to manufacture ZYNLONTA and/or of the ultimate drug product.
Inventory of ZYNLONTA is stated at the lower of cost or net realizable value with costs determined on a first-in, first-out basis. The Company assesses the recoverability of capitalized inventory during each reporting period and will write down excess or obsolete inventory to its net realizable value in the period in which the impairment is identified within Cost of product sales in the unaudited condensed consolidated interim statement of operations. The Company has not recorded any material inventory impairments since the FDA approved ZYNLONTA. Included in inventory are materials used in the production of preclinical and clinical products, which are charged to R&D expenses when consumed.
The Company will continue to assess the likelihood that inventory costs associated with its other drug product candidates are recoverable through future sales of such product candidates to determine if and when such costs should be capitalized as inventory or be expensed to R&D expenses. The assessment of whether or not the product is considered highly probable to be saleable will be made on a quarterly basis and includes, but is not limited to, how far a particular product or facility has progressed along the approval process, any known safety or efficacy concerns, potential labeling restrictions and other impediments. If it is determined that inventory costs associated with a product candidate are not highly probable to be recovered through future sales, the Company would record such costs to R&D expenses.
Intangible assets

Licenses
Licenses acquired are capitalized as intangible assets at historical cost. Licenses with definite useful lives are amortized over their useful lives, which are determined on a basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approvals have been received. Prior to regulatory and marketing approval, licenses are treated as indefinite-lived assets and not amortized. These licenses are tested annually for impairment in the last quarter of each fiscal year and more frequently if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Amortization and impairment of licenses
Prior to regulatory and marketing approval, impairment of indefinite-lived licenses is charged to R&D expenses. Subsequent to regulatory and marketing approval, amortization of licenses will be charged to Cost of product sales over the licenses’ estimated useful lives. The useful life of definite-lived intangible assets will depend upon the legal term of the individual patent in the country in which the patent is obtained. In determining the useful life, the Company utilizes the last-to-expire period of exclusivity (primary patent or regulatory approval) related to the primary marketed drug product. The Company may be able to obtain a patent term extension. However, the Company will only consider the inclusion of an extension period to the extent the Company believes it is highly probable of being granted. See note 10, “Intangible assets” for further information.

Internally generated intangible assets
Internal R&D costs are fully charged to R&D expenses in the period in which they are incurred. The Group considers that regulatory and other uncertainties inherent in the development of new products preclude the capitalization of internal development expenses as an intangible asset until marketing approval from a regulatory authority is obtained in a major market such as the United States, the European Union or China.
Payments made to third parties, such as contract R&D organizations in compensation for subcontracted R&D, that are deemed not to transfer intellectual property to ADCT are expensed as internal R&D expenses in the period in which they are incurred. Such payments are only capitalized if they meet the criteria for recognition of an internally generated intangible asset, usually when marketing approval has been achieved from a regulatory authority in a major market. These internally generated intangible assets are recorded as an indefinite-lived intangible asset until regulatory approval is achieved and/or commercial launch. At that point, the asset will become a definite-lived intangible asset and the Company will commence amortization of the asset based on a systematic and rational approach. See note 10, “Intangible assets” for further information.
Deferred royalty obligation
On August 25, 2021, the Company entered into a royalty purchase agreement with HCR. The Company has accounted for the initial cash received as debt, less transaction costs and will subsequently account for the value of the debt at amortized cost. The amount received by the Company will be accreted to the total estimated royalty payments over the life of the agreement which will be recorded as interest expense. The carrying value of the debt will decrease for royalty payments made to HCR based on actual net sales and licensing revenue. The Company will periodically assess the expected payments to HCR based on its underlying revenue projections and to the extent the amount or timing of such payments is materially different than its initial estimates will record a cumulative catch-up adjustment to the deferred royalty obligation. The adjustment to the carrying amount is recognized in earnings as an adjustment to Other (expense) income in the period in which the change in estimate occurred. See note 15, “Deferred royalty obligation” for further information.

New and amended IFRS standards
New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2021, that are relevant to the Group and that have had any impact in the interim period. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, are not listed here.

Income tax expense	Income tax expense Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual profit or loss.